      As filed with the Securities and Exchange Commission on December 29, 2000
                                            Registration No. 33-00488/811-04416

                          ============================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/


                         POST-EFFECTIVE AMENDMENT NO. 55                   /X/


                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/


                                Amendment No. 54                           /X/

                  Armada Funds (formerly known as "NCC Funds")
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania, 19456
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-622-FUND

                          W. Bruce McConnel, III, Esq.
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                                    Copy to:
                             Patricia Foster, Esq.
                               National City Bank
                              National City Center
                                  P.O. Box 5756
                           Cleveland, Ohio 44101-0756

It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on (date) pursuant to paragraph (b)

         [X] on March 1, 2001 pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                  ===========

The Title of Securities Being Registered . . . . Shares of beneficial interest

                                  ARMADA FUNDS

                  CLASS A, CLASS B, CLASS C AND CLASS I SHARES

                                   PROSPECTUS

                                  March 1, 2001

                           ARMADA LARGE CAP VALUE FUND

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               INVESTMENT ADVISER
                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                              ABOUT THIS PROSPECTUS

Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A, Class B, Class C and Class I Shares of the Armada Large Cap Value Fund (the Fund) before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO THE FUND. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                            PAGE
    ARMADA LARGE CAP VALUE FUND .............................................XXX
    MORE INFORMATION ABOUT RISK..............................................XXX
    MORE INFORMATION ABOUT FUND INVESTMENTS..................................XXX
    INVESTMENT ADVISER, SUB-ADVISER AND
      INVESTMENT TEAMS.......................................................XXX
    PURCHASING, SELLING AND EXCHANGING FUND SHARES...........................XXX
    DIVIDENDS AND TAXES......................................................XXX
    FINANCIAL HIGHLIGHTS.....................................................XXX

INTRODUCTION

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Fund performance is measured against one or more indices. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

Class A, Class B, Class C and Class I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES
     -   FRONT-END SALES CHARGE
     -   LOW 12b-1 FEES
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM

     CLASS B SHARES
     -   NO FRONT-END SALES CHARGE
     - CONTINGENT DEFERRED SALES CHARGE (BACK-END CHARGE IF YOU REDEEM WITHIN 5 YEARS-DECLINING FROM YEAR TO YEAR)
     -   HIGHER 12b-1 FEES THAN CLASS A
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
     -   CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR

     CLASS C SHARES
     -   NO FRONT-END SALES CHARGE
     - CONTINGENT DEFERRED SALES CHARGE (BACK-END CHARGE IF YOU REDEEM WITHIN THE FIRST 18 MONTHS)
     -   HIGHER 12b-1 FEES THAN CLASS A
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
     -   DOES NOT CONVERT TO ANY OTHER SHARE CLASS

     CLASS I SHARES
     -   NO SALES CHARGE
     -   NO MINIMUM INITIAL INVESTMENT
     -   ONLY AVAILABLE TO FINANCIAL INSTITUTIONS

RISK/RETURN INFORMATION

The Fund has its own investment goal and strategies for reaching that goal. The investment managers invest Fund assets in a way that they believe will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment.

No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

ARMADA LARGE CAP VALUE FUND

FUND SUMMARY

INVESTMENT GOAL                           Capital appreciation

INVESTMENT FOCUS                          Value-oriented equity securities

SHARE PRICE VOLATILITY                    Medium
(RELATIVE TO MUTUAL FUNDS GENERALLY)

PRINCIPAL INVESTMENT STRATEGY             Investing in value-oriented common
                                          stocks of larger issuers

INVESTOR PROFILE                          Investors seeking capital appreciation
                                          and who are willing to accept the risk
                                          of investing in value-oriented equity
                                          securities


PRINCIPAL INVESTMENT STRATEGIES

The Armada Large Cap Value Fund's investment objective is to provide capital appreciation by investing in a diversified portfolio of publicly traded large capitalization equity securities. Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. The investment objective may be changed without a shareholder vote.

The Fund normally invests at least 80% of its net assets in common stocks and securities convertible into common stocks of value-oriented companies. The Fund may invest up to 20% of its total assets at the time of purchase in foreign equity securities. In buying and selling securities for the Fund, the Adviser attempts to emphasize equity securities that the Adviser believes are undervalued relative to the general market. The Fund will generally sell securities when they fail to satisfy investment criteria.

PRINCIPAL RISKS OF INVESTING

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

The Fund is also subject to the risk that value-oriented equity securities may underperform other segments of the equity markets or the equity markets as a whole.

For additional information about risks, see "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

There is no performance information for Class C Shares because it has not completed a full calendar year of operations.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year.

The bar chart does not reflect sales charges. If sales charges had been reflected, the returns for Class A Shares of the Fund would be less than those shown below.

                                       CALENDAR YEAR TOTAL RETURN
                                       1995                 27.37%
                                       1996                 17.89%
                                       1997                 28.87%
                                       1998                 9.77%
                                       1999                 -0.25%

                                    BEST QUARTER         WORST QUARTER
                                      12.50%                -9.24%
                                    (6/30/97)              (9/30/99)

The Fund's performance from January 1, 2000 to September 30, 2000 was 0.80%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P/BARRA VALUE INDEX.


CLASS A SHARES                      1 YEAR       5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA LARGE CAP VALUE FUND          -0.25%        16.20%            14.61%(1)
S&P/BARRA VALUE INDEX(7)             12.72%        22.94%            20.38%(2)

CLASS I SHARES                      1 YEAR       5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA LARGE CAP VALUE FUND          -0.13%        16.49%            15.02%(3)
S&P/BARRA VALUE INDEX(7)             12.72%        22.94%            21.04%(4)

CLASS B SHARES                      1 YEAR       5 YEARS       SINCE INCEPTION
--------------------------------------------------------------------------------
ARMADA LARGE CAP VALUE FUND          -0.92%        N/A                4.67%(5)
S&P/BARRA VALUE INDEX(7)             12.72%        N/A               13.69%(6)

(1) Since August 22, 1994.
(2) Since August 31, 1994.
(3) Since July 1, 1994.
(4) Since June 30, 1994.
(5) Since January 6, 1998.
(6) Since December 31, 1997.
(7) The S&P/Barra Value Index is comprised of securities in the S&P 500 Composite Index that have a lower than median market capitalization weighted price-to-book ratio.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                        Large Cap Value Fund
                            Class A     Class B     Class C     Class I
-------------------------------------------------------------------------------
Maximum Sales               5.50%        None        None         None
Charge (Load)
Imposed on
Purchases (as a
percentage of
offering price)(1)

Maximum Deferred            None         5.00%(2)    1.00%(3)     None
Sales Charge
(Load) (as a
percentage of net
asset value)

Maximum Sales               None         None        None         None
Charge (Load)
Imposed on
Reinvested
Dividends and
other Distributions
(as a percentage of
offering price)

Redemption Fee              None         None        None         None
(as a percentage
of amount
redeemed, if
applicable)

Exchange Fee                None         None        None         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


Large Cap Value Fund                          Class A Shares   Class B Shares   Class C Shares   Class I Shares
---------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                      0.75%            0.75%            0.75%            0.75%
Distribution and Service (12b-1) Fees         0.10%            1.00%            1.00%            0.10%
Shareholder Servicing Fees(4)                 0.25%            --               --               NONE
Other Expenses                                0.13%            0.13%            0.13%            0.13%
                                              -----            ------           ------           -----
Total Annual Fund Operating Expenses          1.23%(5)         1.88%            1.88%            0.98%(5)

(1) This sales charge varies depending upon how much you invest. See "Sales Charges."
(2) This amount applies to redemptions during the first and second years. The deferred sales charge decreases to 4.0%, 3.0% and 2.0% for redemptions made during the third through fifth years, respectively. No deferred sales charge is charged after the fifth year. For more information see "Contingent Deferred Sales Charges."
(3) A contingent deferred sales charge is charged only with respect to Class C Shares redeemed prior to eighteen months from the date of purchase.
(4) The Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class B or Class C Shares. Shareholder servicing fees paid by Class B and Class C Shares are included in Distribution and Service (12b-1) fees and reflect payment of up to 0.25% (on an annualized basis) of the net asset value of such Class B and Class C Shares. For further information concerning these plans, see "Shareholder Services Plans" in the Statement of Additional Information.
(5) The Fund's total actual annual operating expenses for Class A and Class I Shares for the most recent fiscal year were less than the amounts shown above because the Distributor waived a portion of the fees in order to keep total operating expenses for Class A and Class I Shares at a specified level. With these fee waivers, the Fund's actual total operating expenses for Class A and Class I Shares were, respectively, 1.17% and 0.92%. The Distributor expects to continue these waivers so that total operating expenses for Class A and Class I Shares for the current fiscal year are expected to be, respectively, 1.18% and 0.93%. These fee waivers remain in place as of the date of this prospectus, but the Distributor may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Investment Team" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund expenses remain the same and your Class B Shares convert to Class A Shares after eight years. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

--------------------------------------------------------------------------------
                        1 YEAR          3 YEARS        5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Class A Shares           $668            $919           $1,188         $1,957
--------------------------------------------------------------------------------
Class B Shares(1)        $691            $991           $1,216         $2,030
--------------------------------------------------------------------------------
Class B Shares(2)        $191            $591           $1,016         $2,030
--------------------------------------------------------------------------------
Class C Shares(1)        $291            $591           $1,016         $2,201
--------------------------------------------------------------------------------
Class C Shares(2)        $191            $591           $1,016         $2,201
--------------------------------------------------------------------------------
Class I Shares           $100            $312           $542           $1,201
--------------------------------------------------------------------------------

(1) If you sell your shares at the end of the period.
(2) If you do not sell your shares at the end of the period.

MORE INFORMATION ABOUT RISK

     EQUITY RISK -- Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

     CONVERTIBLE SECURITIES RISK -- Convertible securities have characteristics of both fixed income and equity securities. The value of the convertible security tends to move with the market value of the underlying stock, but may also be affected by interest rates, credit quality of the issuer and any call provisions.

     FOREIGN SECURITY RISKS -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Investment in sovereign debt obligations by certain Funds involves risks not present in debt obligations of corporate issuers. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited recourse to compel payment in the event of a default. Periods of economic uncertainty may result in volatility of market prices of sovereign debt, and in turn a Fund's NAV, to a greater extent than the volatility inherent in debt obligations of U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

     In addition to these risks, certain foreign securities may be subject to the following additional risk factors:

     CURRENCY RISK -- Investments in foreign securities denominated in foreign currencies involve additional risks, including:

     - The value of a Fund's assets measured in U.S. dollars may be affected by changes in currency rates and in exchange control regulations.

     - A Fund may incur substantial costs in connection with conversions between various currencies.

     - A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position.

     - Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.


     HEDGING RISK -- Hedging is a strategy designed to offset investment risks. Hedging activities include, among other things, the use of forwards, options and futures. There are risks associated with hedging activities, including:

     - The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

     - There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

     - There may not be a liquid secondary market for a futures contract or option.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

     LEVERAGING RISK -- Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

     - A fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged Fund.

     - There may be an imperfect or no correlation between the changes in market value of the securities held by a fund and the prices of futures and options on futures.

     - Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

     In addition, the following leveraged instruments are subject to certain specific risks:

     DERIVATIVES RISK -- The Fund uses derivatives to attempt to achieve its investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.

     FUTURES RISK -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.

     The Fund may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. It may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Fund will only enter into futures contracts traded on a national futures exchange or board of trade.

     OPTIONS RISK -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, a Fund may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, a Fund may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Fund.

     Because option premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

     SHORT SALES -- Short sales are transactions in which a Fund sells a security it does not own. To complete a short sale, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund.

     REAL ESTATE INVESTING RISK -- The Fund's investments in the securities of real estate investment trusts (REITs) and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic, market, political or other conditions, or for other temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in short-term high quality debt instruments that would not ordinarily be consistent with the Fund's principal investment strategies, which may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. Of course, the Trust cannot guarantee that the Fund will achieve its investment goal.

The Trust has applied for an order from the SEC that, if granted, would allow the non-money market funds offered by the Trust to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. A non-money market fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTMENT ADVISER AND INVESTMENT TEAM

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's respective investment program.

The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as Adviser to the Fund. On June 30, 2000, the Adviser had approximately $25.6 billion in assets under management.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team.

For the fiscal period ended May 31, 2000, the Adviser received 0.75% in advisory fees paid as a percentage of average net assets. The Adviser's Equity Value Team is responsible for the Fund's management.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A, Class B, Class C and Class I Shares of the Fund.

The classes have different expenses and other characteristics.

     CLASS A SHARES
     -   FRONT-END SALES CHARGE
     -   LOW 12b-1 FEES
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM

     CLASS B SHARES (EXCHANGE ONLY FROM AN ARMADA NON-MONEY MARKET FUND OR ARRANGE FOR A SYSTEMATIC EXCHANGE PROGRAM)
     -   NO FRONT-END SALES CHARGE
     - CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN 5 YEARS - DECLINING FROM YEAR TO YEAR)
     -   HIGHER 12b-1 FEES THAN CLASS A
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
     -   CONVERTS TO CLASS A SHARES AFTER THE EIGHTH YEAR

     CLASS C SHARES
     -   NO FRONT-END SALES CHARGE
     - CONTINGENT DEFERRED SALES CHARGE (BACK-END SALES CHARGE IF YOU REDEEM WITHIN THE FIRST 18 MONTHS)
     -   HIGHER 12b-1 FEES THAN CLASS A
     -   $500 MINIMUM INITIAL INVESTMENT - NO SUBSEQUENT MINIMUM
     -   DOES NOT CONVERT TO ANY OTHER CLASS

     CLASS I SHARES
     -   NO SALES CHARGE
     -   NO MINIMUM INITIAL INVESTMENT
     -   ONLY AVAILABLE TO FINANCIAL INSTITUTIONS

Class I Shares are for financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call 1-800-622-FUND (3863). From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders for Class I Shares.

Class A and Class B Shares are for individual and corporate investors and retirement plans. Class C Shares are for individual investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50.

HOW TO PURCHASE FUND SHARES -  CLASS A, CLASS B AND CLASS C SHARES

You may purchase Class A, Class B or Class C Shares directly by:
-   Internet
-   Telephone
-   Mail
-   Automated Clearing House (ACH)
-   Wire

To purchase shares directly from us, please log on to our website at www.armadafunds.com, or call 1-800-622-FUND (3863). To set up a new account with a different registration, complete and send in an Armada Funds New Account application. You may complete the application directly online through the Armada Website. Please print, sign and mail when finished or, you may call 1-800-622-FUND (3863) to obtain an application. Unless you arrange to pay by wire or ACH, write your check, payable in U.S. dollars, to "Armada Funds (Fund name)." The Trust cannot accept third-party checks, credit cards, credit card checks or cash.

To purchase shares by wire, call 1-800-622-FUND (3863) to set up your account to accommodate wire transactions and to receive a wire control number to be included in the body of the wire. To initiate your wire transaction, call your depository institution. Federal funds (monies transferred from one bank to another through the Federal Reserve system with same-day availability) should be wired to:

State Street Bank and Trust Company
ABA #011000028
Account
(Account Registration)
(Account Number)
(Wire Control Number)

Note: Your bank may charge you a fee for this service.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY - CLASS A, CLASS B, CLASS C AND CLASS I SHARES

You may also buy Class A, Class B, Class C or Class I Shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Trust. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

Your investment representative is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. Daily NAV is calculated for the Fund each Business Day at 4:00 p.m. Eastern time, the regularly-scheduled close of normal trading on the New York Stock Exchange. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Fund generally must receive your order by the above listed deadlines and federal funds (readily available funds) before 2:00 p.m. Eastern time the following day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of the Fund's investments may change on days when you cannot buy or sell shares of the Fund.

PLANNED INVESTMENT PROGRAM

With a $50 minimum initial investment and if you have a checking or savings account with a bank, you may purchase Class A, Class B or Class C Shares automatically through regular deductions from your account in amounts of at least $50 per month.

You may arrange for participation in this program via the Internet at www.armadafunds.com, by calling 1-800-622-FUND (3863) or by completing an account application.

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

-------------------------------------------------------------------------------------------------------------------
                                       SALES CHARGE AS A % OF                          DEALERS' REALLOWANCE
                                         OFFERING PRICE PER    AS A % OF NET ASSET      AS A % OF OFFERING
If your Investment is:                          SHARE            VALUE PER SHARE         PRICE PER SHARE
-------------------------------------------------------------------------------------------------------------------
Less than $25,000                               5.50                   5.80                    5.25
-------------------------------------------------------------------------------------------------------------------
$25,000 but less than $50,000                   5.25                   5.50                    5.00
-------------------------------------------------------------------------------------------------------------------
$50,000 but less than $100,000                  4.75                   5.00                    4.50
-------------------------------------------------------------------------------------------------------------------
$100,000 but less than $250,000                 3.75                   3.90                    3.50
-------------------------------------------------------------------------------------------------------------------
$250,000 but less than $500,000                 3.00                   3.10                    2.75
-------------------------------------------------------------------------------------------------------------------
$500,000 but less than $1,000,000               2.00                   2.00                    1.75
-------------------------------------------------------------------------------------------------------------------
$1,000,000 or more                              0.00                   0.00                    0.00
-------------------------------------------------------------------------------------------------------------------

With respect to purchases of $1,000,000 or more of the Fund, the Adviser may pay from its own resources a fee of 1.00% of the amount invested to the financial institution placing the purchase order. A 1.00% sales charge will be assessed against a shareholder's Fund account if its value falls below $1,000,000 due to a redemption by the shareholder within the first year following the initial investment of $1,000,000 or more.

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

- by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

- by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;

- by direct transfer of rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

- by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

- by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

- when shares are purchased through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.-TM- Check with your broker-dealer to see if you qualify for this exemption; and

-    By direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE
     IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for

(i) your account
(ii) your spouse's account
(iii) a joint account with your spouse or
(iv) your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

If you do not purchase the amount of shares indicated in the Letter, the Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the time of fulfillment, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

CONTINGENT DEFERRED SALES CHARGES -- CLASS B AND CLASS C SHARES

You do not pay a sales charge when you purchase Class B or Class C Shares. The offering price of Class B and Class C Shares is simply the next calculated NAV. But if you sell your Class B Shares within five years after your purchase or your Class C Shares within eighteen months of purchase, you will pay a contingent deferred sales charge as described in the table below for Class B Shares or 1.00% for Class C Shares on either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request in good order, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class B Shares of the Fund for Class B Shares of another Armada Fund or to exchanges of Class C Shares of the Fund for Class C Shares of another Armada Fund. After eight years, your Class B Shares are converted to Class A Shares. There is no conversion feature for Class C Shares.


                                           CLASS B SHARES
                         CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF
YEARS SINCE PURCHASE               DOLLAR AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
FIRST                                       5.0%
SECOND                                      5.0%
THIRD                                       4.0%
FOURTH                                      3.0%
FIFTH                                       2.0%
SIXTH                                       NONE
SEVENTH                                     NONE
EIGHTH                                      NONE

When an investor redeems his or her Class B and Class C Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B and Class C Shares are redeemed first from those Class B and Class C Shares that are not subject to the deferred sales load (i.e., Class B and Class C Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B and Class C Shares that have been held the longest.

The contingent deferred sales charge will be waived if you sell your Class B or Class C Shares for the following reasons:

-   redemptions following the death or disability of a shareholder;
- redemptions representing a minimum required distribution from an IRA or a custodial account to a shareholder who has reached 70 1/2 years of age;
- minimum required distributions from an IRA or a custodial account to a shareholder who has died or become disabled;

- redemptions by participants in a qualified plan for retirement loans, financial hardship, certain participant expenses and redemptions due to termination of employment with plan sponsor;
-   redemptions by a settlor of a living trust;
- redemptions effected pursuant to a Fund's right to liquidate a shareholder's account if the value of shares held in the account is less than the minimum account size;
-   return of excess contributions;
- redemptions following the death or disability of both shareholders in the case of joint accounts;
- exchanges of Class B Shares between Class B Shares or Class C Shares between Class C Shares, respectively of the Trust; and
- distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares and is paid a servicing fee as long as you hold your shares. For Class B or C Shares, your securities dealer receives a servicing fee after 12 months and then as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

Holders of Class A, Class B, Class C and Class I Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call 1-800-622-FUND (3863).

If you own your shares directly, you may sell (sometimes called "redeem") your shares on any Business Day through the Internet at www.armadafunds.com, by telephone at 1-800-622-FUND (3863) or by mail. The minimum amount for Internet and telephone redemptions is $100.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined less, in the case of Class B and Class C Shares, any applicable deferred sales charge. Good order means that your request includes complete information and legal requirements on your purchase, exchange or redemption and that the Fund has received the appropriate assets.

When an Investor redeems his or her Class B Shares, the redemption order is processed to minimize the amount of the contingent deferred sales charge that will be charged. Class B Shares are redeemed first from those Class B Shares that are not subject to the deferred sales load (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) and thereafter, unless otherwise designated by the shareholder, from the Class B Shares that have been held the longest.

SYSTEMATIC WITHDRAWAL PLAN - CLASS A, CLASS B AND CLASS C SHARES

If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account. There will be no deferred sales charge on systematic withdrawals made on Class B or Class C Shares, as long as the amounts withdrawn do not exceed 10% annually of the account balance. You may arrange for participation in this program via the Internet at www.armadafunds.com or by calling 1-800-622-FUND (3863), or by completing an account application.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven Business Days after we receive your request in good order. Good order means that your request includes complete information on your purchase, exchange or redemption and that the Fund has received the appropriate assets. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the New York Stock Exchange restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES- CLASS A, CLASS B AND CLASS C SHARES

You may exchange your shares on any Business Day through the Internet at www.armadafunds.com, by telephone or by mail. Exchange requests into a new Armada Fund must be for an amount of at least $500.

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing - switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling. As money is shifted in and out, a Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months during a given 12-month period beginning upon the date of the first exchange transaction. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of a Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. Any modification to the exchange privilege will not otherwise affect your right to redeem shares. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification of the exchange privilege will not otherwise affect your right to redeem shares.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

When you exchange shares, you are really selling your shares and buying other Armada Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

CLASS A SHARES

You may exchange Class A Shares of the Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (e.g., the difference between the lower and higher applicable sales charges). If you exchange shares into an Armada Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange in this manner.

CLASS B SHARES

You may exchange Class B Shares of the Fund for Class B Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange, provided you hold your shares for at least five years from your initial purchase.

CLASS C SHARES

You may exchange Class C Shares of the Fund for Class C Shares of any other Armada Fund. No contingent deferred sales charge is imposed on redemptions of shares you acquire in an exchange in this manner, provided you hold your shares for at least 18 months from your initial purchase.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

DISTRIBUTION OF FUND SHARES

The Fund has adopted distribution plans under Rule 12b-1, pursuant to the Investment Company Act of 1940, as amended, that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Distribution fees, after fee waivers, as a percentage of average daily net assets are as follows:

                                   Class A(1)   Class B    Class C    Class I(1)
                                   ----------   -------    --------   ----------
Armada Large Cap Value Fund         0.05%        0.75%       0.75%     0.05%

(1) The Fund is permitted to pay up to 0.10% for distribution fees on Class A and Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income quarterly.

The Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. Holders of Class A, Class B or Class C Shares may change your distribution options directly through the Internet at www.armadafunds.com, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.

For holders of Class I Shares to elect to receive payment in cash you must notify the Fund in writing prior to the date of distribution. Your election will be effective for dividends and distributions received after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions (other than exempt-interest dividends, discussed below) will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

The Fund uses a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Armada Fund (or an in-kind redemption), based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareowners may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareowners should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A, Class B, Class C and Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

Except as stated otherwise below, this information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual report.

You can obtain the Funds' annual report, which contains more performance information, at no charge by calling 1-800-622-FUND (3863).

FINANCIAL HIGHLIGHTS
ARMADA LARGE CAP VALUE FUND
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             FOR THE YEAR ENDED MAY 31,
                                  FOR THE SIX-MONTHS ENDED                               2000
                                   NOVEMBER 30, 2000 (6)
                             CLASS A CLASS B CLASS C CLASS I CLASS A   CLASS B   CLASS C(4)   CLASS I
Net asset value, beginning of                                $18.79      $18.69     $15.27     $18.80
period

INCOME FROM INVESTMENT
OPERATIONS
Net investment income                                          0.30        0.19       0.08       0.35
Net gain (loss) on securities                                 (1.87)      (1.84)      0.63      (1.85)
(realized and unrealized)
Total from investment                                         (1.57)      (1.65)      0.71      (1.50)
operations

LESS DISTRIBUTIONS
Dividends from net investment                                 (0.31)      (0.20)     (0.05)     (0.36)
income
Distributions from net realized                               (0.91)      (0.91)     (0.00)     (0.91)
capital gains
Total distributions                                           (1.22)      (1.11)     (0.05)     (1.27)
Net asset value, end of period                               $16.00      $15.93     $15.93     $16.03


TOTAL RETURN                                                  (8.30)%(2)  (8.77)%(2)  4.65%(2,5)(7.95)%
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in                                 $9,070     $1,357      $105      $500,135
000's)
Ratio of expenses to average                                   1.17%       1.88%      1.88%(1)   0.92%
net assets
Ratio of net investment income                                 1.82%       1.11%      1.11%(1)   2.07%
to average net assets
Ratio of expenses to average                                   1.23%       1.88%      1.88%(1)   0.98%
net assets before fee waivers
Ratio of net investment income                                 1.76%       1.11%      1.11%(1)   2.01%
to average net assets before fee
waivers
Portfolio turnover rate                                          40%         40%        40%        40%


                                   FOR THE YEAR ENDED MAY 31,
                                             1999                            1998
                                 CLASS A      CLASS B  CLASS I    CLASS A    CLASS B(3)   CLASS I
Net asset value, beginning of     $17.51      $17.54    $17.53    $14.86     $16.28       $14.87
period

INCOME FROM INVESTMENT
OPERATIONS
Net investment income               0.21        0.17      0.30      0.26       0.46         0.27
Net gain (loss) on securities       1.55        1.39      1.50      3.41       0.86         3.44
(realized and unrealized)
Total from investment               1.76        1.56      1.80      3.67       1.32         3.71
operations

LESS DISTRIBUTIONS
Dividends from net investment      (0.23)      (0.16)    (0.28)    (0.29)     (0.06)       (0.32)
income
Distributions from net realized    (0.25)      (0.25)    (0.25)    (0.73)     (0.00)       (0.73)
capital gains
Total distributions                (0.48)      (0.41)    (0.53)    (1.02)     (0.06)       (1.05)
Net asset value, end of period    $18.79      $18.69    $18.80    $17.51     $17.54       $17.53


TOTAL RETURN                       10.40%(2)    9.14%(2) 10.62%    25.41%(2)  25.58%(1,2)  25.69%
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in      $11,075      $997     $548,361  $2,151      $3          $193,923
000's)
Ratio of expenses to average        1.18%       1.89%    0.93%       1.17%      1.86%(1)     0.92%
net assets
Ratio of net investment income      1.82%       1.11%    2.07%       1.62%      0.68%(1)     1.80%
to average net assets
Ratio of expenses to average        1.18%       1.89%    0.93%       1.17%      1.86%(1)     0.92%
net assets before fee waivers
Ratio of net investment income      1.82%       1.11%    2.07%       1.62%      0.68%(1)     1.80%
to average net assets before fee
waivers
Portfolio turnover rate               19%         19%      19%         18%        18%          18%

                                  Page 30 of 33


                                               1997                1996
                                       CLASS A    CLASS I   CLASS A   CLASS I
Net asset value, beginning of           $12.65    $12.66    $11.01   $11.01
 period

INCOME FROM INVESTMENT
OPERATIONS
Net investment income                     0.31      0.30      0.33     0.34
Net gain/loss on securities               2.68      2.73      1.77     1.79
(realized and unrealized)                 2.99      3.03      2.10     2.13
Total from investment
operations

LESS DISTRIBUTIONS
Dividends from net investment            (0.27)    (0.31)    (0.32)   (0.34)
income
Distributions from net realized          (0.51)    (0.51)    (0.14)   (0.14)
capital gains
Total distributions                      (0.78)    (0.82)    (0.46)   (0.48)
Net asset value, end of period          $14.86    $14.87    $12.65   $12.66

TOTAL RETURN                             24.33%(2) 24.62%   19.37%(2) 19.72%
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in           $410      $127,130  $263     $61,978
000's)
Ratio of expenses to average              1.26%     1.01%     1.31%    1.06%
net assets
Ratio of net investment income            2.17%     2.44%     2.75%    3.02%
to average net assets
Ratio of expenses to average              1.26%     1.01%     1.32%    1.08%
net assets before fee waivers
Ratio of net investment income            2.17%     2.44%     2.74%    3.00%
to average net assets before fee
waivers
Portfolio turnover rate                     35%       35%       53%      53%


(1) ANNUALIZED.
(2) TOTAL RETURN EXCLUDES SALES CHARGE.
(3) CLASS B COMMENCED OPERATIONS ON JANUARY 6, 1998.
(4) CLASS C COMMENCED OPERATIONS JANUARY 27, 2000.
(5) TOTAL RETURNS FOR THE PERIOD INDICATED HAS NOT BEEN ANNUALIZED.
(6) UNAUDITED.

                                  ARMADA FUNDS

INVESTMENT ADVISER

National City Investment
Management Company
1900 East Ninth Street
Cleveland, Ohio 44114

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI, as it may be amended or supplemented from time to time, includes more detailed information about the Armada Funds, including the Armada Large Cap Value Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:

BY INTERNET:
www.armadafunds.com

BY TELEPHONE:
Call 1-800-622-FUND (3863)

BY MAIL:
P.O. Box 8421
Boston, MA 02266-8421

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Armada Funds' Investment Company Act registration number is 811-4416.

                                      PART B

     The Statement of Additional Information filed with the Commission on December 15, 2000 as Part B with Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A of Armada Funds is incorporated herein by reference.

                                    FORM N-1A

                           PART C - OTHER INFORMATION


ITEM 23. EXHIBITS.

         (a) Declaration of Trust dated January 28, 1986 is incorporated herein by reference to Exhibit (a) to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on October 6, 1999 ("PEA No. 48").

                1. Amendment No. 1 to Declaration of Trust is incorporated herein by reference to Exhibit a(1) to PEA No. 48.

                2. Amendment No. 2 to Declaration of Trust is incorporated herein by reference to Exhibit a(2) to PEA No. 48.

                3. Certificate of Classification of Shares reflecting the creation of Class A, Class B, Class C, Class D, Class E and Class F Shares of beneficial interest as filed with the Office of the Secretary of State of Massachusetts on September 30, 1985 is incorporated herein by reference to Exhibit a(3) to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 33-488/811-4416) filed on September 10, 1999 ("PEA
                       No. 47").

                4. Certificate of Classification of Shares reflecting the creation of the Tax Exempt Portfolio (Trust) as filed with the Office of Secretary of State of Massachusetts on October 16, 1989 is incorporated herein by reference to
                       Exhibit 1(c) to Post-Effective Amendment No. 26 to Registrant's Registration Statement filed on May 15, 1996 ("PEA No. 26").

                5. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money Market, Tax Exempt Money Market, Equity Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of Secretary of State of Massachusetts on December 11, 1989 is incorporated herein by reference to Exhibit 1(d) to PEA No. 26.

                6. Certificate of Classification of Shares reflecting the creation of Special Series 1 in the Money Market, Government Money Market, Treasury Money, Tax Exempt Money Market, Equity

                       Growth, Bond and Ohio Tax Exempt Bond Funds as filed with the Office of the Secretary of State of Massachusetts on September 12, 1990 is incorporated herein by reference to
                       Exhibit 1(e) to PEA No. 26.

                7. Certificate of Classification of Shares reflecting the creation of Class L and Class L-Special Series 1 shares, Class M and Class M-Special Series 1 shares, Class N and Class N-Special Series 1 shares, Class O and Class O-Special Series 1 shares, and Class P and Class P-Special Series 1 shares representing interests in the National Tax Exempt Bond Fund, Equity Income Fund, Small Cap Value Fund (formerly known as the Mid Cap Regional
                       Fund), Limited Maturity Bond (formerly known as the Enhanced Income Fund) and Total Return Advantage Fund, respectively, as filed with the Office of Secretary of State of Massachusetts on June 30, 1994 is incorporated herein by reference to Exhibit 1(e) to PEA No. 26.

                8. Certificate of Classification of Shares reflecting the creation of Class Q and Class Q-Special Series 1 shares, Class R and Class R-Special Series 1 shares, Class S and Class S-Special Series 1 shares, and Class T and Class T-Special Series 1 shares representing interests in the Pennsylvania Tax Exempt Money Market Fund, Bond Fund (formerly known as the Intermediate Government Fund), GNMA Fund and Pennsylvania Municipal Bond Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on September 10, 1996 is incorporated herein by reference to Exhibit 1(g) to Post-Effective Amendment No. 33 to Registrant's Registration Statement filed on April 11, 1997 ("PEA No. 33").

                9. Certificate of Classification of Shares reflecting the creation of Class U and Class U-Special Series 1 shares, Class V and Class V-Special Series 1 shares and Class W and Class W-Special Series 1 shares representing interests in the International Equity, Equity Index and Core Equity Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts on June 27, 1997 is incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 35 to Registrant's Registration Statement filed on July 22, 1997 ("PEA No. 35").

                10. Certificate of Classification of Shares reflecting the creation of Class X and Class X-Special Series 1 shares and Class Y and Class Y-Special Series 1 shares representing interests in the Small Cap Growth Fund and Real Return Advantage Fund, respectively, as filed with the Office of the Secretary of State of Massachusetts on

                       June 27, 1997 is incorporated herein by reference to
                       Exhibit 1(i) to PEA No. 35.

                11. Certificate of Classification of Shares reflecting the creation of Special Series 2 Shares representing interests in the Money Market, Government Money Market, Treasury Money Market, Tax-Exempt Money Market, Equity Growth, Equity Income, Small Cap Value (formerly known as the Mid Cap Regional), Limited Maturity Bond (formerly known as the Enhanced Income), Total Return Advantage, Intermediate Bond (formerly known as the Fixed Income), Ohio Tax-Exempt Bond, National Tax-Exempt Bond, Pennsylvania Tax-Exempt Money Market, Bond (formerly known as the "Intermediate Government Fund), GNMA, Pennsylvania Municipal Bond, International Equity, Equity Index, Core Equity, Small Cap Growth and Real Return Advantage Funds, as filed with the Office of the Secretary of State of Massachusetts on December 29, 1997 and with the City of Boston, Office of the City Clerk on December 26, 1997, is incorporated herein by reference to
                       Exhibit 1(j) to Post- Effective Amendment No. 44 to Registrant's Registration Statement filed on September 18, 1998 ("PEA No 44").

                12. Certificate of Classification of Shares reflecting the creation of Class Z, Class Z - Special Series 1 and Class Z - Special Series 2, Class AA, Class AA - Special Series 1 and Class AA - Special Series 2 Shares representing interests in the Tax Managed Equity and Balanced Allocation Funds, respectively, as filed with the Office of the Secretary of State of Massachusetts and with the City of Boston, Office of the City Clerk on July 13, 1998 is incorporated herein by reference to Exhibit 1(k) to PEA No. 44.

                13. Certificate of Classification of Shares reflecting the creation of Class BB and Class BB - Special Series 1 shares in the Ohio Municipal Money Market Fund, as filed with the Office of the Secretary of State and with the City of Boston, Office of the City Clerk on September 15, 1998, is incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 43 to Registrant's Registration Statement filed on September 15, 1998 ("PEA No. 43").

                14. Certificate of Classification of Shares reflecting the creation of Special Series 3 Shares representing interests in the International Equity, Small Cap Value, Small Cap Growth, Equity Growth, Tax Managed Equity, Core Equity, Equity Index, Equity Income, Balanced Allocation, Total Return Advantage, Bond, Intermediate Bond, GNMA, Enhanced Income, Ohio Tax Exempt, Pennsylvania Municipal, National Tax Exempt, Mid Cap Growth, Large Cap

                       Ultra, U.S. Government Income, Michigan Municipal Bond and Money Market Funds is incorporated herein by reference to Exhibit a(14) to Post-Effective Amendment No. 53 to Registrant's Registration Statement filed on September 29, 2000 ("PEA No. 53").

                15. Certificate of Classification of Shares representing interests in the Treasury Plus Money Market, U.S. Government Income, Mid Cap Growth and Michigan Municipal Bond Funds is incorporated herein by reference to Exhibit a(15) to PEA No. 53.

                16. Certificate of Classification of Shares reflecting the creation of Class MM, Class MM-Special Series 1, Class MM-Special Series 2 and Class MM-Special Series 3 Shares representing interests in the Strategic Income Bond Fund is incorporated herein by reference to Exhibit a(16) to PEA No. 53.

                17. Certificate of Classification of Shares reflecting the creation of Class NN, Class NN-Special Series 1, Class NN-Special Series 2, Class NN-Special Series 3, Class OO, Class OO-Special Series 1, Class OO-Special Series 2 and Class OO-Special Series 3 shares representing interests in the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit a(17) to Post-Effective Amendment No. 54 to
                       Registrant's Registration Statement filed on
                       December 15, 2000 ("PEA No. 54").

         (b) Code of Regulations as approved and adopted by Registrant's Board of Trustees on January 28, 1986 is incorporated herein by reference to Exhibit (b) to PEA No. 48.

                1. Amendment No. 1 to Code of Regulations is incorporated herein by reference to Exhibit b(1) to PEA No. 48.

                2. Amendment No. 2 to Code of Regulations as approved and adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit 2(b) to PEA No. 35.

                3. Amendment No. 3 to Code of Regulations as adopted by Registrant's Board of Trustees on August 5, 1998 is incorporated herein by reference to Exhibit b(3) to Post-Effective Amendment No. 52 to Registrant's Registration Statement filed on July 18, 2000 ("PEA No. 52").

                4. Amendment No. 4 to Code of Regulations as adopted by Registrant's Board of Trustees on July 17, 1997 is incorporated herein by reference to Exhibit b(4) to PEA No. 52.

         (c) See Article V, Section 5.1, and Article V, Section 5.4, of Registrant's Declaration of Trust, which is incorporated herein by reference as Exhibit (a) to PEA No. 48.

         (d)    1.     Advisory Agreement for the Money Market, Treasury Money
                       Market, Government Money Market, Tax Exempt Money Market,
                       Pennsylvania Tax Exempt Money Market, National Tax Exempt
                       Bond, Intermediate Bond, GNMA, Bond, Equity Growth,
                       Equity Income, Small Cap Value, Ohio Tax Exempt Bond and
                       Pennsylvania Municipal Bond Funds between Registrant and
                       National City Bank, dated November 19, 1997 is incorporated herein by reference to Exhibit 5(a) to PEA
                       No. 44.

                2. Interim Advisory Agreement for the Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(b) to PEA No. 44.

                3. Interim Advisory Agreement for the Core Equity Fund between Registrant and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(c) to PEA No. 44.

                4. New Advisory Agreement for the Core Equity, Limited Maturity Bond (formerly known as the Enhanced Income) and Total Return Advantage Funds between Registrant and National City Bank dated March 6, 1998 is incorporated herein by reference to Exhibit 5(d) to PEA No. 44.

                5. Sub-Advisory Agreement for the Core Equity and Total Return Advantage Funds between National City Bank and National Asset Management Corporation dated March 6, 1998 is incorporated herein by reference to Exhibit 5(e) to PEA No. 44.

                6. Advisory Agreement for the International Equity, Small Cap Value, Small Cap Growth, Equity Index, Real Return Advantage, Tax Managed Equity, Balanced Allocation and Ohio Municipal Money Market Funds between Registrant and National City Bank dated April 9, 1998 is incorporated herein by reference to Exhibit 5(m) Post-Effective Amendment No. 43 filed on July l, 1998 ("PEA No. 42").

                7. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998, is incorporated herein by reference to Exhibit h(8) to Post-Effective Amendment No. 46 to Registrant's Registration Statement filed on July 15, 1999 ("PEA No. 46").

                8. Advisory Agreement for the Mid Cap Growth, Large Cap Ultra, U.S. Government Income, Michigan Municipal Bond and Treasury

                       Plus Money Market Funds between Registrant and National City Investment Management Company dated June 9, 2000 is incorporated herein by reference to Exhibit d(8) to PEA No. 53.

                9. Form of Advisory Agreement for the Strategic Income Bond Fund between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(9) to PEA No. 52.

                10. Form of Advisory Agreement for the Aggressive Allocation and Conservative Allocation Funds between Registrant and National City Investment Management Company is incorporated herein by reference to Exhibit d(10) to PEA No. 54.

         (e) Distribution Agreement between Registrant and SEI Investments Distribution Co., dated May 1, 1998 is incorporated herein by reference to Exhibit (6) to PEA No. 44.

         (f)           None.

         (g)    1.     Custodian Services Agreement between Registrant and
                       National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(1) to PEA
                       No. 48.

                2. Sub-Custodian Agreement between National City Bank and The Bank of California, National Association, dated November 7, 1994 is incorporated herein by reference to Exhibit g(2) to PEA No. 48.

                3. Amended Exhibit A, dated June 16, 2000, to the Custodian Services Agreement between Registrant and National City Bank, dated November 7, 1994 is incorporated herein by reference to Exhibit g(3) to PEA No. 52.

         (h)    1.     Co-Administration Agreement among Registrant, SEI
                       Investments Mutual Funds Services and National City Bank, dated August 15, 2000, effective as of August 1, 2000 is incorporated herein by reference to Exhibit h(1) to PEA No. 54.

                2. Transfer Agency and Service Agreement (the "Transfer Agency Agreement") between Registrant and State Street Bank and Trust Company, dated March 1, 1997, is incorporated herein by reference to Exhibit 9(d) to PEA No. 33.

                3. Form of Addendum No. 1 to Amended and Restated Transfer Agency and Dividend Disbursement Agreement between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 9(d) to PEA No. 41.

                4. Letter amendment, dated March 26, 1999, to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, dated March 1, 1997 is incorporated herein by reference to Exhibit No. h(7) to PEA No. 52.

                5. Amendment dated June 16, 2000 to Transfer Agency and Service Agreement dated March 1, 1997 between Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit h(5) to PEA No. 53.

                6. Shareholder Services Plan adopted by the Board of Trustees on February 15, 1997, as revised on November 21, 2000 is incorporated herein by reference to exhibit h(6) to PEA No. 54.

                7. Form of Servicing Agreement is incorporated herein by reference to Exhibit h(9) to PEA No. 52.

                8. Assumption Agreement between National City Bank, National City Investment Management Company, Armada Funds, National Asset Management Corporation and SEI Fund Resources, dated August 5, 1998 is incorporated herein by reference to Exhibit h(8) to PEA No. 46.

         (i) Opinion of Drinker Biddle and Reath LLP as counsel to Registrant is incorporated herein by reference to Exhibit (i) to PEA No. 53.

         (j)    1.     Consent of Drinker Biddle & Reath LLP.

                2.     Consent of Ernst & Young LLP.

                3.     Consent of PricewaterhouseCoopers LLP.

         (k)    None.

         (l)    1.     Purchase Agreement between Registrant and McDonald &
                       Company Securities, Inc. dated January 28, 1986 is incorporated herein by reference to Exhibit l(1) to PEA
                       No. 48.

                2. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio dated July 19, 1988 is incorporated herein by reference to Exhibit l(2) to PEA No. 48.

                3. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Tax Exempt Money Market Portfolio (Trust), dated October 17, 1989 is incorporated herein by reference to Exhibit l(3) to PEA No. 48.

                4. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Equity Growth Portfolio and Bond Portfolio, dated December 20, 1989 is incorporated herein by reference to Exhibit l(4) to PEA No. 48.

                5. Purchase Agreement between Registrant and McDonald & Company Securities, Inc. with respect to the Ohio Tax Exempt Bond Portfolio, dated January 5, 1990 is incorporated herein by reference to Exhibit l(5) to PEA No. 48.

                6. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Limited Maturity Bond Fund (formerly known as the Enhanced Income Fund), dated July 5, 1994 is incorporated herein by reference to
                       Exhibit 1(6) to PEA No. 48.

                7. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Equity Income Portfolio, dated June 30, 1994 is incorporated herein by reference to Exhibit l(7) to PEA No. 48.

                8. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Small Cap Value Fund (formerly known as the Mid Cap Regional Equity Portfolio), dated July 25, 1994 is incorporated herein by reference to Exhibit l(8) to PEA No. 48.

                9. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the Total Return Advantage Fund, dated July 5, 1994 is incorporated herein by reference to Exhibit l(9) to PEA No. 48.

                10. Purchase Agreement between Registrant and Allmerica Investments, Inc. with respect to the National Tax Exempt Bond Fund is incorporated herein by reference to Exhibit l(10) to PEA No. 48.

                11. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Tax Exempt Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(j) to PEA No. 33.

                12. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Intermediate Government Money Market Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(k) to PEA No. 33.

                13. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the GNMA Fund, dated September 6, 1996, is incorporated herein by reference to
                       Exhibit 13(l) to PEA No. 33.

                14. Purchase Agreement between Registrant and 440 Financial Distributors, Inc. with respect to the Pennsylvania Municipal Bond Fund, dated September 6, 1996, is incorporated herein by reference to Exhibit 13(m) to PEA No. 33.

                15. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Core Equity Fund is incorporated herein by reference to Exhibit 13(n) to PEA No. 36.

                16. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U - Special Series 1) is incorporated herein by reference to Exhibit l(16) to PEA No. 52.

                17. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Equity Index Fund is incorporated herein by reference to Exhibit 1(17) to PEA No. 53.

                18. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Real Return Advantage Fund is incorporated herein by reference to Exhibit 13(q) to PEA No. 33.

                19. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Small Cap Growth Fund is incorporated herein by reference to Exhibit 13(r) to PEA No. 36.

                20. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares for each Fund is incorporated herein by reference to
                       Exhibit 1(20) to PEA No. 53.

                21. Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Balanced Allocation Fund is incorporated herein by reference to Exhibit l(21) to PEA No. 53.

                22. Purchase Agreement dated September 14, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Ohio

                       Municipal Money Market Fund (Class BB and Class BB - Special Series 1) is incorporated herein by reference to Exhibit l(22) to PEA No. 52.

                23. Purchase Agreement dated April 9, 1998 between Registrant and SEI Investments Distribution Co. with respect to the Tax Managed Equity Fund (Class Z, Class Z - Special Series 1 and Class Z - Special Series 2) and the National Tax-Exempt Fund (Class L, Class L - Special Series 1 and Class L - Special Series 2) is incorporated herein by reference to Exhibit l(23) to PEA No. 52.

                24. Purchase Agreement dated August 1, 1997 between Registrant and SEI Investments Distribution Co. with respect to the International Equity Fund (Class U) is incorporated herein by reference to Exhibit l(24) to PEA No. 52.

                25. Purchase Agreement dated January 2, 1998 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Intermediate Bond and Bond Funds is incorporated herein by reference to Exhibit l(25) to PEA No. 52.

                26. Purchase Agreement dated January 11, 2000 between Registrant and SEI Investments Distribution Co. with respect to Special Series 2 shares of the Equity Index, Total Return Advantage, Enhanced Income and GNMA Funds and Special Series 3 Shares of the Money Market, Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Core Equity, Tax Managed Equity, Equity Index, Enhanced Income, Total Return Advantage, GNMA, Intermediate Bond, Bond, National Tax-Exempt Bond, Ohio Tax-Exempt Bond and Pennsylvania Municipal Bond Funds is incorporated herein by reference to Exhibit 1(26) to PEA No. 53.

                27. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Strategic Income Bond Fund (Class MM, Class MM - Special Series 1, Class MM - Special Series 2 and Class MM - Special Series 3) is incorporated herein by reference to Exhibit l(26) to PEA No. 52.

                28. Form of Purchase Agreement between Registrant and SEI Investments Distribution Co. with respect to the Aggressive Allocation and Conservative Allocation Funds is incorporated herein by reference to Exhibit l (28) to PEA No. 54.

         (m)    1.     Service and Distribution Plan for the A (formerly,
                       Retail) and I (formerly, Institutional) Share Classes is incorporated herein by reference to Exhibit 15(a) to PEA
                       No. 38.

                2. C Shares Distribution and Servicing Plan is incorporated herein by reference to Exhibit m(3) to PEA No. 47.

         (n)    None.

         (o) Revised Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System, as revised November 21, 2000 is incorporated herein by reference to Exhibit (o) to PEA No. 54.

         (p)    1.     Code of Ethics of Armada Funds is incorporated herein by
                reference to Exhibit p(1) to PEA No. 53.

                2. Code of Ethics of SEI Investments Distribution Co is incorporated herein by reference to Exhibit p(2) to PEA No. 52.

                3. Code of Ethics of National City Investment Management Company is incorporated herein by reference to Exhibit p(3) to PEA No. 53.

                4. Code of Ethics of National Asset Management Corporation is incorporated herein by reference to Exhibit p(4) to PEA No. 53.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

         Registrant is controlled by its Board of Trustees.

ITEM 25. INDEMNIFICATION.

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Article 6 of the Distribution Agreement, incorporated by reference as Exhibit (e) hereto, and Sections 12 and 6, respectively, of the Custodian Services and Transfer Agency Agreements, incorporated by reference as Exhibits g(1) and h(4) hereto. In Article 6 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees and disbursements incurred in connection therewith), arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.

         In addition, Section 9.3 of Registrant's Declaration of Trust dated January 28, 1986, incorporated by reference as Exhibit (a) hereto, provides as follows:

         9.3 INDEMNIFICATION OF TRUSTEES, REPRESENTATIVES AND EMPLOYEES. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee EXCEPT with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, PROVIDED that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, PROVIDED that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 9.3, PROVIDED that the indemnified person shall have provided a secured written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

         The Trustees shall indemnify representatives and employees of the Trust to the same extent that Trustees are entitled to indemnification pursuant to this Section 9.3.

         Section 12 of Registrant's Custodian Services Agreement provides as follows:

         12. INDEMNIFICATION. The Trust, on behalf of each of the Funds, agrees to indemnify and hold harmless the Custodian and its nominees from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the 1934 Act, the 1940 Act, the CEA, and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys' fees and disbursements, arising directly or indirectly from any action which the Custodian takes or does not take (i) at the request or on the direction of or in reliance on the advice of the Fund or (ii) upon Oral or Written Instructions. Neither the Custodian, nor any of its nominees, shall be indemnified against any liability to the Trust or to its shareholders (or any expenses incident to such liability) arising out of the Custodian's or its nominees' own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

         In the event of any advance of cash for any purpose made by the Custodian resulting from Oral or Written Instructions of the Trust, or in the event that the Custodian or its nominee shall incur or be assessed any taxes, charges, expenses, assessments, claims or liabilities in respect of the Trust or any Fund in connection with the performance of this Agreement, except such as may arise from its or its nominee's own negligent action, negligent failure to act or willful misconduct, any Property at any time held for the account of the relevant Fund or the Trust shall be security therefor.

         Section 6 of Registrant's Transfer Agency Agreement provides as follows:

         6.    INDEMNIFICATION

         6.1 The Bank shall not be responsible for, and the Fund shall on behalf of the applicable Portfolio indemnify and hold the Bank harmless from and against, any and all losses, damages, costs, charges, counsel fees, payments, expenses and liability arising out of or attributable to:

               (a) All actions of the Bank or its agents or subcontractors required to be taken pursuant to this Agreement, provided that such actions are taken in good faith and without negligence or willful misconduct.

               (b) The Fund's lack of good faith, negligence or willful misconduct which arise out of the breach of any representation or warranty of the Fund hereunder.

               (c) The reliance on or use by the Bank or its agents or subcontractors of information, records, documents or services which (i) are received by the Bank or its agents or subcontractors, and (ii) have been prepared, maintained or performed by the Fund or any other person or firm on behalf of the Fund including but not limited to any previous transfer agent or registrar.

               (d) The reliance on, or the carrying out by the Bank or its agents or subcontractors of any instructions or requests of the Fund on behalf of the applicable Portfolio.

               (e) The offer or sale of Shares in violation of any requirement under the federal securities laws or regulations or the securities laws or regulations of any state that such Shares be registered in such state or in violation of any stop order or other determination or ruling by any federal agency or any state with respect to the offer or sale of such Shares in such state.

               (f) The negotiations and processing of checks made payable to prospective or existing Shareholders tendered to the Bank for the purchase of Shares, such checks are commonly known as "third party checks."

         6.2 At any time the Bank may apply to any officer of the Fund for instructions, and may consult with legal counsel with respect to any matter arising in connection with the services to be performed by the Bank under this Agreement, and the Bank and its agents or subcontractors shall not be liable and shall be indemnified by the Fund on behalf of the applicable Portfolio for any action taken or omitted by it in reliance upon such instructions or upon the opinion of such counsel (provided such counsel is reasonably satisfactory to the Fund). The Bank, its agents and subcontractors shall be protected and indemnified in acting upon any paper or document, reasonably believed to be genuine and to have been signed by the proper person or persons, or upon any instruction, information, data, records or documents provided the Bank or its agents or subcontractors by machine readable input, telex, CRT data entry or other similar means authorized by the Fund, and shall not be held to have notice of any change of authority of any person, until receipt of written notice thereof from the Fund. The Bank, its agents and subcontractors shall also be protected and indemnified in recognizing stock certificates which are reasonably believed to bear the proper manual or facsimile signatures of the officers of the Fund, and the proper countersignature of any former transfer agent or former registrar, or of a co-transfer agent or co-registrar.

         6.3 In the event either party is unable to perform its obligations under the terms of this Agreement because of acts of God, strikes, equipment or transmission failure or damage reasonably beyond its control, or other causes reasonably beyond its control, such party shall not be liable for damages to the other for any damages resulting from such failure to perform or otherwise from such causes.

         6.4   In order that the indemnification provisions contained in this
               Section 6 shall apply, upon the assertion of a claim for which the Fund may be required to indemnify the Bank, the Bank shall promptly notify the Fund of such assertion, and shall keep the Fund advised with respect to all developments concerning such claim. The Fund shall have the option to participate with the Bank in the defense of such claim or to defend against said claim in its own name or in the name of the Bank. The Bank shall in no case confess any claim or make any compromise in any case in which the Fund may be required to indemnify the Bank except with the Fund's prior written consent.

         Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

         (a) Investment Adviser: National City Investment Management Company ("IMC")

         IMC performs investment advisory services for Registrant and certain other investment advisory customers. IMC is an indirect wholly owned subsidiary of National City Corporation (the "Corporation"). In 1998, the Corporation consolidated its mutual fund investment management operations under IMC, a registered investment adviser. As of August 5, 1998, IMC assumed National City Bank's rights, responsibilities, liabilities and obligations under its Advisory Agreements with the Registrant relating to each of the Funds, its Sub-Advisory Agreement with National Asset Management Corporation relating to the Core Equity Fund and the Total Return Advantage Fund, and its Sub-Administration Agreement with SEI Fund Resources relating to each of the Funds, which Sub-Administration Agreement is no longer in effect. As of August 1, 1998, Wellington Management Company LLP (the "sub-adviser") ceased serving as the sub-adviser to the Small Cap Growth Fund under a sub-advisory agreement with National City Bank and the Small Cap Growth Team of IMC began making the investment decisions for the Fund.

         To the knowledge of Registrant, none of the directors or officers of IMC, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the Corporation, which owns all the outstanding stock of National City Bank of Michigan/Illinois (formerly, First of America Bank, N.A.), which in turn owns all the outstanding stock of IMC, or other subsidiaries of the Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of IMC who are engaged in any other business, profession, vocation or employment of a substantial nature.

                   NATIONAL CITY INVESTMENT MANAGEMENT COMPANY

                                           Position with
                                           National
                                           City Investment
                                           Management                       Other Business                 Type of
Name                                       Company                          Connections                    Business
----                                       ---------------                  --------------                 --------
Kathleen T. Barr                           Managing Director                National City Bank             Bank affiliate
                                           of Proprietary
                                           Mutual Funds

Michael Minnaugh                           Chairman of the                  National City Bank             Bank affiliate
                                           Board

Joseph C. Penko                            Vice President                   National City Bank             Bank affiliate
                                           and Treasurer
                                           and Director of
                                           Compliance and Finance

Donald L. Ross                             President, Chief                 National City Bank             Bank affiliate
                                           Investment Officer
                                           and Managing Director

Sandra I. Kiely                            Managing Director                National City Bank             Bank affiliate
                                           and Chief Administrative
                                           Officer

Timothy F. McDonough                       Managing Director                National City Bank             Bank affiliate
                                           of Client Services


         (b) Sub-Investment Adviser: National Asset Management Corporation ("NAM").

         NAM performs sub-investment advisory services for the Registrant's Total Return Advantage and Core Equity Funds. NAM is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

         To the knowledge of Registrant, none of the directors or officers of NAM, except those set forth below, is or has been at any time during the past two calendar years engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal business of the directors and certain of the senior executive officers of NAM who are engaged in any other business, profession, vocation, or employment of a substantial nature.

                        NATIONAL ASSET MANAGEMENT CORPORATION

                           Position with                 Other
                           National Asset                Business              Type of
Name                       Management                    Connections           Business
----                       ----------                    -----------           --------
William F. Chandler        Founder and Principal

Carl W. Hafele             CEO and Principal             None

Michael C. Heyman          Principal                     None

David B. Hiller            Principal                     None

Stephen G. Mullins         Principal                     None

Larry J. Walker            Principal                     None

John W. Ferreby            Principal                     None

Catherine R. Stodghill     Principal                     None

Erik N. Evans              Principal                     None

Brent A. Bell              Principal                     None

Randall T. Zipfel          COO and Principal             None

Matt Bevin                 Principal                     None

Dave Chick                 Principal                     None

Mark Lattis                Principal                     None

ITEM 27.     PRINCIPAL UNDERWRITER.

                 (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, distributor or investment advisor.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:


                             SEI Daily Income Trust
                             SEI Liquid Asset Trust
                              SEI Tax Exempt Trust
                                 SEI Index Funds
                         SEI Institutional Managed Trust
                      SEI Institutional International Trust
                         The Advisors' Inner Circle Fund
                                The Pillar Funds
                                     CUFUND
                                STI Classic Funds
                           First American Funds, Inc.
                      First American Investment Funds, Inc.
                                 The Arbor Fund
                              The PBHG Funds, Inc.
                           The Achievement Funds Trust
                               Bishop Street Funds
                           STI Classic Variable Trust
                                    ARK Funds
                                Huntington Funds
                           SEI Asset Allocation Trust
                                    TIP Funds
                       SEI Institutional Investments Trust
                       First American Strategy Funds, Inc
                                 HighMark Funds
                                  Armada Funds
                        PBHG Insurance Series Fund, Inc.
                              The Expedition Funds
                               Alpha Select Funds
                              Oak Associates Funds
                              The Nevis Fund, Inc.
                                CNI Charter Funds
                            The Armada Advantage Fund
                               Amerindo Funds Inc.
                               Huntington VA Funds
                               Friends Ivory Funds
                          SEI Insurance Products Trust
                                 Pitcairn Funds
                                First Omaha Funds
                           Johnson Family Funds, Inc.
                             Millennium Funds, Inc.
                                  ishares Inc.
                                  ishares Trust

         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

                 (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the principal business address of each director or officer is Oaks, PA 19456.


                                             Position and Office                          Positions and Offices
Name                                          With Underwriter                               With Registrant
----                                          ----------------                               ---------------
Alfred P. West, Jr.              Director, Chairman of the Board of Directors                      --
Richard B. Lieb                  Director, Executive Vice President                                --
Carmen V. Romeo                  Director                                                          --
Mark J. Held                     President & Chief Operating Officer                               --
Dennis J. McGonigle              Executive  Vice President                                         --
Robert M. Silvestri              Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.                Senior Vice President                                             --
Carl A. Guarino                  Senior Vice President                                             --
Jack May                         Senior Vice President                                             --
Hartland J. McKeown              Senior Vice President                                             --
Kevin P. Robins                  Senior Vice President                                             --
Patrick K. Walsh                 Senior Vice President                                             --
Wayne M. Withrow                 Senior Vice President                                             --
Robert Aller                     Vice President                                                    --
Todd Cipperman                   Senior Vice President & General Counsel                           --
Robert Crudup                    Vice President & Managing Director                                --
Richard A. Deak                  Vice-President & Assistant Secretary                              --
Barbara Doyne                    Vice President                                                    --
Jeff Drennen                     Vice President                                                    --
Scott W. Dellorfano              Vice-President & Managing Secretary                               --
Vic Galef                        Vice President & Managing Director                                --
Lydia A. Gavalis                 Vice President & Assistant Secretary                              --
Greg Gettinger                   Vice President & Assistant                                        --



                                      C-19

                                             Position and Office                          Positions and Offices
Name                                          With Underwriter                               With Registrant
----                                          ----------------                               ---------------
                                 Secretary
Kathy Heilig                     Vice President                                                    --
Jeff Jacobs                      Vice President                                                    --
Samuel King                      Vice President                                                    --
Kim Kirk                         Vice President & Managing Director                                --
John Krzeminski                  Vice President & Managing Director                                --
Christine M. McCullough          Vice President & Assistant Secretary                              --
Carolyn McLaurin                 Vice President & Managing Director                                --
John D. Anderson                 Vice President & Managing Director                                --
Mark Nagle                       Vice President                                                    --
Joanne Nelson                    Vice President                                                    --
Cynthia M. Parrish               Vice President & Secretary
Rob Redican                      Vice President                                                    --
Maria Rinehart                   Vice President                                                    --
Daniel Spaventa                  Vice President                                                    --
Steven A. Gardner                Vice President & Managing Secretary                               --
Lori L. White                    Vice President & Assistant Secretary                              --
Timothy D. Barto                 Vice President & Assistant Secretary                      Assistant Treasurer
William E. Zitelli, Jr.          Vice President & Assistant Secretary                              --
Scott C. Fanatico                Vice President & Managing Director                                --
John Kirk                        Vice President & Managing Director                                --
Alan H. Lauder                   Vice President & Managing Director                                --
Paul Lonergan                    Vice President & Managing Director                                --
Steve Smith                      Vice President                                                    --
Kathryn L. Stanton               Vice President                                                    --


ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS.

           (a) National City Investment Management Company ("IMC"), 1900 East Ninth Street, Cleveland, Ohio, 44114-3484; and National City Bank, Trust Operations, 4100 West 150th Street, Cleveland, Ohio 44135; (records relating to their functions as investment adviser and custodian); National City Bank, Columbus Plaza, 155 E. Broad Street, Columbus, Ohio 43251 (records relating to IMC's former function as investment adviser to the predecessor Parkstone Group of Funds); and National Asset Management Corporation,
                 101 South Fifth Street, Louisville, KY 40202 (records relating to its function as sub-adviser to the Core Equity and Total Return Advantage Funds).

           (b) SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (records relating to its function as distributor, accounting agent and administrator).

           (c) Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Declaration of Trust, Code of Regulations and Minute Books).

           (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function as transfer agent).

ITEM 29.   MANAGEMENT SERVICES.

           Inapplicable.

ITEM 30.   UNDERTAKINGS.

           None.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 55 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Philadelphia, Commonwealth of Pennsylvania, on the 29th day of December, 2000.


                                             ARMADA FUNDS
                                             Registrant


                                             *Robert D. Neary
                                             ---------------------------------
                                             Trustee and Chairman of the Board
                                             Robert D. Neary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                         Title                               Date
---------                         -----                               ----

/s/ John H. Leven                 Treasurer                   December 29, 2000
--------------------
John H. Leven

*John F. Durkott                  Trustee                     December 29, 2000
--------------------
 John F. Durkott

*Robert J. Farling                Trustee                     December 29, 2000
--------------------
 Robert J. Farling

*Richard W. Furst                 Trustee                     December 29, 2000
--------------------
 Richard W. Furst

*Gerald Gherlein                  Trustee                     December 29, 2000
--------------------
Gerald Gherlein

*Herbert Martens                  President and Trustee       December 29, 2000
--------------------
Herbert Martens

* Robert D. Neary                 Trustee and Chairman        December 29, 2000
--------------------              of the Board
 Robert D. Neary

* J. William Pullen               Trustee                     December 29, 2000
--------------------
 J. William Pullen


*By:  /s/ W. Bruce McConnel
      ---------------------
          W. Bruce McConnel
          Attorney-in-Fact

                                  ARMADA FUNDS

                            CERTIFICATE OF SECRETARY

     The following resolution was duly adopted by the Board of Trustees of Armada Funds on May 11, 2000 and remains in effect on the date hereof:

     FURTHER RESOLVED, that the officers of Armada and the Group required to execute amendments to Armada's and the Group's Registration Statements be, and hereby are, authorized to execute a Power of Attorney appointing Herbert R. Martens, Jr. and W. Bruce McConnel, III, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to the Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power of substitution and resubstitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.



                                  ARMADA FUNDS

                                  By: /S/ W. BRUCE MCCONNEL
                                      ---------------------
                                      W. Bruce McConnel
                                      Secretary


Dated:  December 29, 2000

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ ROBERT D. NEARY
-------------------
Robert D. Neary

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ JOHN F. DURKOTT
-------------------
John F. Durkott

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/RICHARD W. FURST
-------------------
Richard W. Furst

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Robert J. Farling, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  November 19, 1997



/S/ ROBERT J. FARLING
---------------------
Robert J. Farling

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, J. William Pullen, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ J. WILLIAM PULLEN
----------------------
J. William Pullen

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Herbert R. Martens, Jr., hereby constitutes and appoints W. Bruce McConnel, III, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 17, 1997



/S/ HERBERT R. MARTENS, JR.
---------------------------
Herbert R. Martens, Jr.

                                  ARMADA FUNDS

                                POWER OF ATTORNEY

         Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Herbert R. Martens, Jr. and W. Bruce McConnel, III, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Armada Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of said attorneys being hereby ratified and approved.




DATED:  September 17, 1997



/S/ GERALD L. GHERLEIN
----------------------
Gerald L. Gherlein

                                 EXHIBIT INDEX

(j)(1)        Consent of Drinker Biddle & Reath LLP.

(j)(2)        Consent of Ernst & Young LLP.

(j)(3)        Consent of PricewaterhouseCoopers LLP.